CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Restricted share units USD ($) shares	Performance Share Units PSUs USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Performance Share Units PSUs USD ($) shares	Contributed surplus USD ($)	Contributed surplus Restricted share units USD ($)	Contributed surplus Performance Share Units PSUs USD ($)	Accumulated other comprehensive loss USD ($)	Retained (deficit) earnings USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2022 | shares				1,074,695
Beginning balance equity at Dec. 31, 2022	$ 3,111,789			$ 2,487,624			$ 78,232			$ (145,869)	$ 588,139	$ 103,663
Net (loss) income	41,588										10,097	31,491
Shares and replacement options issued on acquisition of Sabina Gold & Silver Corp. (in shares) | shares				216,452
Shares and replacement options issued on acquisition of Sabina Gold & Silver Corp. (Note 9)	$ 930,450			$ 925,375			5,075
Dividends (in shares) | shares	4,000			4,005
Dividends (Note 14)	$ (187,025)			$ 11,833			1,258				(200,116)
Gain on investments, net of deferred income tax (Note 8)	$ 20,613									20,613
Shares issued on exercise of stock options (in shares) | shares	5,098			5,063
Shares issued on exercise of stock options (Note 14)	$ 12,854			$ 12,854
Shares issued on vesting of RSUs and PSUs (in shares) | shares		1,440			1,440	741
Shares issued on vesting of RSUs and PSUs		$ 0	$ (2,945)		$ 5,988	$ 5,658		$ (5,988)	$ (8,603)
Transactions with non-controlling interests (Note 9 and Note 15)	(37,824)										(2,266)	(35,558)
Share-based payments (Note 14)	20,475						20,475
Transfer to share capital on exercise of stock options and incentive trust shares	0			$ 5,479			(5,479)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2023 | shares				1,302,396
Ending balance equity at Dec. 31, 2023	3,909,975			$ 3,454,811			84,970			(125,256)	395,854	99,596
Net (loss) income	$ (626,653)										(629,891)	3,238
Dividends (in shares) | shares	9,000			9,140
Dividends (Note 14)	$ (184,993)			$ 24,566			1,141				(210,700)
Gain on investments, net of deferred income tax (Note 8)	22,485									22,485
Shares issued for flow-through financing (in shares) | shares				2,700
Shares issued for flow-through financing (Note 14)	$ 7,058			$ 7,058
Shares issued on exercise of stock options (in shares) | shares	1,247			1,247
Shares issued on exercise of stock options (Note 14)	$ 3,122			$ 3,122
Shares issued on vesting of RSUs and PSUs (in shares) | shares		1,625			1,614	944
Shares issued on vesting of RSUs and PSUs		$ 0	$ 0		$ 6,839	$ 7,604		$ (6,839)	$ (7,604)
Shares issued from incentive trust (Note 14)	24			24
Transactions with non-controlling interests (Note 9 and Note 15)	(121,084)										(70,882)	(50,202)
Share-based payments (Note 14)	25,763						25,763
Transfer to share capital on exercise of stock options and incentive trust shares	0			$ 6,247			(6,247)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2024 | shares				1,318,041
Ending balance equity at Dec. 31, 2024	$ 3,035,697			$ 3,510,271			$ 91,184			$ (102,771)	$ (515,619)	$ 52,632